UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3070

                      Hilliard-Lyons Government Fund, Inc.
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                              Hilliard Lyons Center
                           Louisville, Kentucky 40202
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Joseph C. Curry, Jr.
                      Hilliard-Lyons Government Fund, Inc.
                                 P.O. Box 32760
                         Louisville, Kentucky 40232-2760
                         -------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 502-588-8400

                       Date of fiscal year end: August 31

                   Date of reporting period: November 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments.

                            HILLIARD-LYONS GOVERNMENT FUND, INC.
                                  SCHEDULE OF INVESTMENTS
                                     NOVEMBER 30, 2005
                                        (UNAUDITED)

                                                                        CASH
 PRINCIPAL                                                           EQUIVALENT    MATURITY
   AMOUNT                                                               YIELD        DATE           VALUE
 ---------                                                           ----------    --------      -----------
               U.S. GOVERNMENT SPONSORED ENTERPRISES* --100.2%**
$ 13,693,000   Federal Home Loan Bank Discount Note                    3.617%      12/01/05      $13,693,000
  30,406,000   Federal Home Loan Bank Discount Note                    3.880       12/01/05       30,406,000
  30,000,000   Federal Home Loan Bank Discount Note                    3.529       12/02/05       29,997,142
  22,000,000   Federal Home Loan Bank Discount Note                    3.748       12/05/05       21,991,053
  25,000,000   Federal Home Loan Bank Discount Note                    3.737       12/06/05       24,987,326
  19,215,000   Federal Home Loan Bank Discount Note                    3.663       12/07/05       19,203,535
  35,000,000   Federal Home Loan Bank Discount Note                    3.712       12/08/05       34,975,330
  30,000,000   Federal Home Loan Bank Discount Note                    3.704       12/09/05       29,975,867
  30,000,000   Federal Home Loan Bank Discount Note                    3.969       12/12/05       29,964,250
  30,000,000   Federal Home Loan Bank Discount Note                    3.969       12/13/05       29,961,000
  40,000,000   Federal Home Loan Bank Discount Note                    3.755       12/14/05       39,946,989
  15,000,000   Federal Farm Credit Bank Discount Note                  3.967       12/15/05       14,977,250
  45,000,000   Federal Home Loan Bank Discount Note                    3.751       12/16/05       44,931,281
  40,000,000   Federal Home Loan Bank Discount Note                    4.010       12/19/05       39,921,300
  20,000,000   Federal Home Loan Bank Discount Note                    3.982       12/20/05       19,958,728
  32,000,000   Federal Home Loan Bank Discount Note                    3.828       12/21/05       31,933,511
  20,000,000   Federal Home Loan Bank Discount Note                    4.008       12/22/05       19,954,033
  25,000,000   Federal Home Loan Bank Discount Note                    3.833       12/23/05       24,942,785
  30,000,000   Federal Home Loan Bank Discount Note                    3.993       12/27/05       29,915,067
  21,000,000   Federal Home Loan Bank Discount Note                    3.921       12/28/05       20,939,677
  14,000,000   Federal Home Loan Bank Discount Note                    3.668       12/29/05       13,961,236
  30,000,000   Federal Home Loan Bank Discount Note                    3.925       12/30/05       29,907,321
  25,000,000   Federal Farm Credit Bank Discount Note                  4.123       01/03/06       24,907,187
  50,000,000   Federal Home Loan Bank Discount Note                    3.973       01/04/06       49,816,778
  25,000,000   Federal Farm Credit Bank Discount Note                  3.793       01/06/06       24,907,500
  36,000,000   Federal Home Loan Bank Discount Note                    3.746       01/09/06       35,857,650
  30,000,000   Federal Home Loan Bank Discount Note                    4.095       01/10/06       29,866,000
  30,000,000   Federal Home Loan Bank Discount Note                    4.009       01/11/06       29,866,237
  30,000,000   Federal Home Loan Bank Discount Note                    4.132       01/12/06       29,858,250
  10,000,000   Federal Home Loan Bank Discount Note                    4.020       01/13/06        9,953,058
  10,000,000   Federal Home Loan Bank Discount Note                    4.030       01/13/06        9,952,999
  32,193,000   Federal Home Loan Bank Discount Note                    4.024       01/17/06       32,027,823
  25,000,000   Federal Home Loan Bank Discount Note                    3.858       01/18/06       24,874,667
  20,000,000   Federal Home Loan Bank Discount Note                    3.858       01/19/06       19,897,644
  40,000,000   Federal Home Loan Bank Discount Note                    4.066       01/20/06       39,779,444
  40,000,000   Federal Home Loan Bank Discount Note                    4.123       01/25/06       39,754,028
  20,000,000   Federal Home Loan Bank Discount Note                    4.144       01/27/06       19,871,908
  30,000,000   Federal Home Loan Bank Discount Note                    4.159       02/01/06       29,790,233
  20,000,000   Federal Home Loan Bank Discount Note                    4.164       02/03/06       19,855,467
  20,000,000   Federal Home Loan Bank Discount Note                    3.765       02/08/06       19,859,892

                            HILLIARD-LYONS GOVERNMENT FUND, INC.
                            SCHEDULE OF INVESTMENTS - CONTINUED
                                     NOVEMBER 30, 2005
                                        (UNAUDITED)

                                                                        CASH
 PRINCIPAL                                                           EQUIVALENT    MATURITY
   AMOUNT                                                               YIELD        DATE           VALUE
 ---------                                                           ----------    --------      -----------
               U.S. GOVERNMENT SPONSORED ENTERPRISES* --100.2%**
$ 15,000,000   Federal Home Loan Bank Discount Note                    3.841%      02/08/06      $14,892,762
  21,500,000   Federal Home Loan Bank Discount Note                    3.771       02/10/06       21,344,806
  25,000,000   Federal Home Loan Bank Discount Note                    4.172       02/13/06       24,790,847
  40,000,000   Federal Home Loan Bank Discount Note                    4.242       02/15/06       39,650,400
  25,000,000   Federal Home Loan Bank Discount Note                    4.240       02/17/06       24,775,750
  20,000,000   Federal Home Loan Bank Discount Note                    4.275       02/21/06       19,809,806
  30,000,000   Federal Home Loan Bank Discount Note                    4.289       02/22/06       29,710,538
  20,000,000   Federal Farm Credit Bank Discount Note                  4.117       02/24/06       19,810,875
  30,000,000   Federal Home Loan Bank Discount Note                    4.085       03/01/06       29,702,250
  15,000,000   Federal Home Loan Bank Discount Note                    4.335       03/08/06       14,831,058
  15,000,000   Federal Farm Credit Bank Discount Note                  4.221       03/14/06       14,824,042
  20,000,000   Federal Home Loan Bank Discount Note                    4.288       03/15/06       19,758,778
  21,937,000   Federal Home Loan Bank Discount Note                    4.143       03/24/06       21,660,536

               TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
               (at amortized cost -- $1,382,702,894)                                           1,382,702,894
                                                                                              --------------

               TOTAL INVESTMENTS - 100.2% (at amortized cost -- $1,382,702,894***)             1,382,702,894
                                                                                              --------------

               OTHER ASSETS LESS LIABILITIES (0.2%)                                               (2,756,330)
                                                                                              --------------

               NET ASSETS 100.0%                                                              $1,379,946,564
                                                                                              ==============

* Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.

** The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

***  Also represents cost for federal income tax purposes.

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effectively designed, as of a date within 90 days of the filing date of this report based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.   EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Hilliard-Lyons Government Fund, Inc.
             -------------------------------------------------------------------


By (Signature and Title)               /s/ Joseph C. Curry, Jr.
                        --------------------------------------------------------
                                    Joseph C. Curry, Jr., President
                                     (principal executive officer)

Date   January 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                 /s/ Dianna P. Wengler
                        --------------------------------------------------------
                            Dianna P. Wengler, Vice President and Treasurer
                                     (principal financial officer)

Date   January 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)               /s/ Joseph C. Curry, Jr.
                        --------------------------------------------------------
                                    Joseph C. Curry, Jr., President
                                     (principal executive officer)

Date   January 20, 2006
    ----------------------------------------------------------------------------